Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HOTCHKIS AND WILEY FUNDS
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class A
Trading Symbol	HWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 17.47% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and consumer staples detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	17.47	10.42	12.37
Class A (with sales charge)	11.28	9.23	11.76
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 81,845,972
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 410,810
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,845,972
Number of Holdings	73
Net Advisory Fee	$410,810
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	18.4%
Information Technology	17.9%
Health Care	14.6%
Industrials	12.4%
Energy	9.2%
Consumer Discretionary	7.3%
Communication Services	6.4%
Consumer Staples	5.5%
Materials	3.2%
Cash & Other	5.1%

Top Holdings	(% of net assets)
Workday, Inc.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
APA Corp.	3.4%
American International Group, Inc.	2.9%
F5, Inc.	2.6%
PPG Industries, Inc.	2.6%
Comcast Corp.	2.6%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.5%
Telefonaktiebolaget LM Ericsson	2.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class I
Trading Symbol	HWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 17.76% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and consumer staples detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	17.76	10.69	12.64
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 81,845,972
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 410,810
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,845,972
Number of Holdings	73
Net Advisory Fee	$410,810
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	18.4%
Information Technology	17.9%
Health Care	14.6%
Industrials	12.4%
Energy	9.2%
Consumer Discretionary	7.3%
Communication Services	6.4%
Consumer Staples	5.5%
Materials	3.2%
Cash & Other	5.1%

Top Holdings	(% of net assets)
Workday, Inc.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
APA Corp.	3.4%
American International Group, Inc.	2.9%
F5, Inc.	2.6%
PPG Industries, Inc.	2.6%
Comcast Corp.	2.6%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.5%
Telefonaktiebolaget LM Ericsson	2.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class A
Trading Symbol	HWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 19.63% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	19.63	9.82	11.67
Class A (with sales charge)	13.35	8.65	11.07
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 361,774,710
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 2,524,777
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class I
Trading Symbol	HWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 19.88% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	19.88	10.08	11.94
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 361,774,710
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 2,524,777
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class Z
Trading Symbol	HWLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 20.03% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	20.03	10.19	12.38
Russell 3000 Index	22.82	12.31	15.93
Russell 1000 Value Index	27.12	11.17	12.35
Russell 1000 Index	22.02	12.66	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 361,774,710
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 2,524,777
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	HWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 22.99% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	22.99	9.85	9.75
Class A (with sales charge)	16.53	8.67	9.16
Russell 3000 Index	22.82	12.31	15.06
Russell Midcap Value Index	26.62	9.48	10.63
Russell Midcap Index	21.63	8.50	12.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 390,709,199
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 2,909,102
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class I
Trading Symbol	HWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 23.24% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.24	10.07	9.99
Russell 3000 Index	22.82	12.31	15.06
Russell Midcap Value Index	26.62	9.48	10.63
Russell Midcap Index	21.63	8.50	12.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 390,709,199
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 2,909,102
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	HWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 23.39% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	23.39	10.21	13.37
Russell 3000 Index	22.82	12.31	15.93
Russell Midcap Value Index	26.62	9.48	11.60
Russell Midcap Index	21.63	8.50	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 390,709,199
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 2,909,102
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Hotchkis & Wiley SMID Cap Diversified Value Fund
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Class Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Trading Symbol	HWSM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hotchkis & Wiley SMID Cap Diversified Value Fund	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The SMID Cap Diversified Value Fund returned 23.81% at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82% for the same period.
TOP CONTRIBUTORS TO PERFORMANCE
•	Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in consumer discretionary and health care.
TOP DETRACTORS FROM PERFORMANCE
•
An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market; stock selection in the sector also weighed on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2025)
Hotchkis & Wiley SMID Cap Diversified Value Fund - NAV Return	23.81	20.50
Russell 3000 Index	22.82	28.40
Russell 2500 Value Index	38.54	37.26
Russell 2500 Index	36.72	36.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.
Net Assets	$ 2,751,711
Holdings Count | $ / shares	165
Advisory Fees Paid, Amount	$ 13,087
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,751,711
Number of Holdings	165
Net Advisory Fee	$13,087
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	26.6%
Industrials	15.3%
Consumer Discretionary	12.8%
Health Care	11.5%
Information Technology	10.0%
Utilities	7.3%
Materials	4.9%
Energy	4.1%
Real Estate	3.0%
Cash & Other	4.5%

Top Holdings	(% of net assets)
F5, Inc.	2.6%
PPG Industries, Inc.	2.1%
Dominion Energy, Inc.	1.9%
Telefonaktiebolaget LM Ericsson	1.8%
GE HealthCare Technologies, Inc.	1.6%
Workday, Inc.	1.5%
APA Corp.	1.4%
American International Group, Inc.	1.3%
Timken Co.	1.3%
State Street Corp.	1.2%

Updated Prospectus Web Address	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class A
Trading Symbol	HWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.23%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.41% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	23.41	9.87	11.04
Class A (with sales charge)	16.92	8.69	10.45
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 815,938,434
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 4,949,716
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class C
Trading Symbol	HWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.99%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 22.48% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	22.48	9.05	10.22
Class C (with sales charge)	21.48	9.05	10.22
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 815,938,434
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 4,949,716
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class I
Trading Symbol	HWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.68% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.68	10.09	11.28
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 815,938,434
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 4,949,716
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class Z
Trading Symbol	HWSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.83% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	23.83	10.24	12.93
Russell 3000 Index	22.82	12.31	15.93
Russell 2000 Value Index	43.01	8.23	11.90
Russell 2000 Index	40.78	6.98	12.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 815,938,434
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 4,949,716
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class A
Trading Symbol	HWVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.42% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	30.42	7.61	11.10
Class A (with sales charge)	23.55	6.46	10.50
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 915,348,372
Holdings Count | $ / shares	351
Advisory Fees Paid, Amount	$ 5,034,521
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	30.81	7.90	11.38
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 915,348,372
Holdings Count | $ / shares	351
Advisory Fees Paid, Amount	$ 5,034,521
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class Z
Trading Symbol	HWVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.92% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	30.92	7.93	11.49
Russell 3000 Index	22.82	12.31	15.93
Russell 2000 Value Index	43.01	8.23	11.90
Russell 2000 Index	40.78	6.98	12.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 915,348,372
Holdings Count | $ / shares	351
Advisory Fees Paid, Amount	$ 5,034,521
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class A
Trading Symbol	HWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.00% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance. An underweight position in information technology also detracted, as the portfolio was underexposed to semiconductors and other parts of the AI complex that posted outsized gains.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials.
▪ An overweight position in energy contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	16.00	10.93	11.20
Class A (with sales charge)	9.88	9.74	10.60
MSCI World Index (Net) USD	21.34	11.47	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2025
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 37,136,056
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 117,501
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,136,056
Number of Holdings	57
Net Advisory Fee	$117,501
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United States	54.1%
Germany	8.3%
United Kingdom	7.5%
Netherlands	6.0%
France	5.8%
Sweden	2.7%
Switzerland	2.5%
Taiwan	2.0%
Australia	1.6%
Cash & Other	9.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.4%
SAP SE	3.9%
First American Government Obligations Fund - Class X	3.6%
American International Group, Inc.	3.4%
F5, Inc.	3.2%
Elevance Health, Inc.	3.0%
Akzo Nobel NV	2.8%
GE HealthCare Technologies, Inc.	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
Julius Baer Group Ltd.	2.5%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.95%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class I
Trading Symbol	HWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.32% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance. An underweight position in information technology also detracted, as the portfolio was underexposed to semiconductors and other parts of the AI complex that posted outsized gains.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials.
▪ An overweight position in energy contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.32	11.20	11.47
MSCI World Index (Net) USD	21.34	11.47	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2025
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 37,136,056
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 117,501
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,136,056
Number of Holdings	57
Net Advisory Fee	$117,501
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United States	54.1%
Germany	8.3%
United Kingdom	7.5%
Netherlands	6.0%
France	5.8%
Sweden	2.7%
Switzerland	2.5%
Taiwan	2.0%
Australia	1.6%
Cash & Other	9.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.4%
SAP SE	3.9%
First American Government Obligations Fund - Class X	3.6%
American International Group, Inc.	3.4%
F5, Inc.	3.2%
Elevance Health, Inc.	3.0%
Akzo Nobel NV	2.8%
GE HealthCare Technologies, Inc.	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
Julius Baer Group Ltd.	2.5%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Value Fund
Class Name	Class I
Trading Symbol	HWNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 26.26% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the MSCI World Index, which returned 21.34%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in consumer discretionary and materials. Stock selection in energy also contributed.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio did not own the richly valued semiconductor and AI-related names that led the index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	26.26	14.94	11.51
MSCI World Index (Net) USD	21.34	11.47	13.14
MSCI World ex-USA Index (Net) USD	20.99	9.32	9.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2025
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 4,648,838
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,648,838
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United Kingdom	20.6%
Netherlands	14.7%
Germany	14.7%
France	12.0%
Japan	9.7%
Canada	4.8%
Australia	4.5%
Italy	3.7%
Sweden	3.4%
Cash & Other	11.9%

Top Holdings	(% of net assets)
Akzo Nobel NV	4.7%
SAP SE	4.1%
Fuso Chemical Co. Ltd.	4.1%
Shell PLC	3.4%
Telefonaktiebolaget LM Ericsson - Class B	3.3%
TotalEnergies SE	3.3%
Henkel AG & Co. KGaA	3.2%
Qantas Airways Ltd.	3.1%
BNP Paribas SA	3.0%
Heineken Holding NV	3.0%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap onexpenses was reduced to 0.70%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 19.50% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio did not own the semiconductor and AI-related names that led the index.
▪ Stock selection in consumer discretionary and consumer staples also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Class I (without sales charge)	19.50	10.69	16.64
MSCI World Index (Net) USD	21.34	11.47	15.66
MSCI World ex-USA Small Cap Index (Net) USD	19.36	6.03	11.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2025
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 5,534,925
Holdings Count | $ / shares	324
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,534,925
Number of Holdings	324
Net Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
Japan	34.4%
United Kingdom	14.6%
Canada	8.9%
Australia	6.3%
Germany	5.4%
Switzerland	3.6%
France	3.4%
Italy	3.3%
Sweden	3.3%
Cash & Other	16.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.1%
Tsugami Corp.	1.3%
Fuso Chemical Co. Ltd.	1.1%
Tazmo Co. Ltd.	1.0%
RS Technologies Co. Ltd.	0.9%
Subsea 7 SA	0.8%
JCU Corp.	0.8%
SUSS MicroTec SE	0.8%
Hoist Finance AB	0.8%
Tocalo Co. Ltd.	0.7%

Material Fund Change [Text Block]
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.70% and the Fund’s annual cap on expenses was reduced to 0.89%.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class A
Trading Symbol	HWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.46% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.46	10.87	13.10
Class A (with sales charge)	7.51	9.68	12.49
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 897,669,153
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 6,033,987
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%

Material Fund Change [Text Block]
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.

Material Fund Change Name [Text Block]	Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.
Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class C
Trading Symbol	HWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.93%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 12.61% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.61	10.07	12.28
Class C (with sales charge)	11.61	10.07	12.28
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 897,669,153
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 6,033,987
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%

Material Fund Change [Text Block]
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.

Material Fund Change Name [Text Block]	Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.
Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class I
Trading Symbol	HWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.72% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.72	11.14	13.38
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 897,669,153
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 6,033,987
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%

Material Fund Change [Text Block]
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.

Material Fund Change Name [Text Block]	Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.
Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class Z
Trading Symbol	HWAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.83% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	13.83	11.24	13.93
Russell 3000 Index	22.82	12.31	15.93
Russell 3000 Value Index	27.78	10.97	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 897,669,153
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 6,033,987
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%

Material Fund Change [Text Block]
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.

Material Fund Change Name [Text Block]	Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.
Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class A
Trading Symbol	HWHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.31% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the ICE BofA U.S. Corporate Bond Index, which returned 4.47%.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.31	3.67	4.76
Class A (with sales charge)	0.42	2.87	4.36
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.71
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 751,952,502
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 3,747,772
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class I
Trading Symbol	HWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.67% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 4.47%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.67	3.93	5.05
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.71
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 751,952,502
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 3,747,772
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class Z
Trading Symbol	HWHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.68% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the ICE BofA U.S.  Corporate Bond Index, which returned 4.47%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z (without sales charge)	4.68	4.02	4.31
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.97
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 751,952,502
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 3,747,772
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
HW Opportunities MP Fund [Member]
Shareholder Report [Line Items]
Fund Name	HW Opportunities MP Fund
Class Name	HW Opportunities MP Fund
Trading Symbol	HOMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the HW Opportunities MP Fund (the Fund) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/HOMPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 21.91% at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio lacked exposure to the semiconductors and other AI-related names that led the market.
▪ Stock selection in industrials, concentrated in transportation, detracted, along with positioning in health care.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in materials was the largest contributor to relative performance, followed by stock selection in communication services and energy.
▪ An underweight position in financials, combined with favorable security selection contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2020)
Fund	21.91	11.04	15.20
Russell 3000 Index	22.82	12.31	14.16
Russell 3000 Value Index	27.78	10.97	13.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/HOMPX for more recent performance information.
Net Assets	$ 81,470,877
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,470,877
Number of Holdings	48
Net Advisory Fee	$0
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Materials	23.7%
Communication Services	15.8%
Information Technology	11.7%
Industrials	10.8%
Energy	10.1%
Financials	7.6%
Consumer Staples	4.9%
Health Care	4.0%
Real Estate	1.5%
Cash & Other	9.9%

Top Holdings	(% of net assets)
Fuso Chemical Co. Ltd.	14.7%
Havas NV	6.5%
Stagwell, Inc.	6.3%
Olin Corp.	6.2%
First American Government Obligations Fund - Class X	5.9%
Workday, Inc. - Class A	5.1%
Qantas Airways Ltd.	5.1%
California Resources Corp.	4.2%
Henkel AG & Co. KGaA	3.2%
Ovintiv, Inc.	2.9%

Updated Prospectus Web Address	https://www.hwcm.com/HOMPX